Financial instruments and financial risk management - Fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Level 1
Financial instruments and financial risk management
Non-current financial assets	$ 10,293	$ 15,528
Cash and cash equivalents	1,307,197	1,678,100
Assets carried at fair value	1,317,490	1,693,628
Level 3
Financial instruments and financial risk management
Non-current financial assets	21,715	21,715
Assets carried at fair value	$ 21,715	$ 21,715